Derivative Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liabilities

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of January 1, 2022	$1,252,397	$2,972,188	$4,224,585
Change due to issuances	3,401,528	1,964,761	5,366,289
Change due to redemptions	(2,850,311)	(7,246,201)	(10,096,512)
Change in fair value	840,180	2,383,091	3,223,271
Balance as of December 31, 2022	2,643,794	73,839	2,717,633
Change due to issuances	1,279,735	1,233,201	2,512,936
Change due to redemptions	(2,533,464)	(1,015,307)	(3,548,771)
Change in fair value	(1,390,065)	(291,733)	(1,681,798)
Balance as of June 30, 2023	$–	$–	$–

Schedule of assumptions

	June 30, 2023	December 31, 2022
Stock price	$0.08 - $10.85	$0.09 - $10.85
Contractual term (in years)	0.00 - 3.00	0.00 - 5.00
Volatility (annual)	47.4% - 238.6%	47.4% - 236%
Risk-free rate	0.19% - 4.53%	0.19% - 4.38%